Businesses Held for Sale and Discontinued Operations (Other Financial Services and Industrial) (Details) - USD ($) $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Information For Discontinued Operations
Revenues and other income (loss)			$ 23,003	$ 31,136	$ 32,987
Earnings (loss) from discontinued operations, net of taxes			(7,495)	5,855	5,475	$ 5,047	$ 5,143
Gain (loss) on disposal of discontinued operations			(7,591)	15	(1,781)
Proceeds from Divestiture of Businesses, Net of Cash Divested			79,615	232	528
Benefit (provision) for income taxes			(6,485)	(773)	(1,219)
GE Industrial
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes			(10)	(5)	(66)
Consumer Russia
Financial Information For Discontinued Operations
Proceeds from Divestiture of Businesses, Net of Cash Divested		$ 232
CLL Trailer Services
Financial Information For Discontinued Operations
Proceeds from Divestiture of Businesses, Net of Cash Divested					528
GE
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes	[1]		(7,807)	5,698	5,439
Proceeds from Divestiture of Businesses, Net of Cash Divested	[1]		0	0	0
Benefit (provision) for income taxes			(1,506)	(1,634)	(1,667)	$ (2,013)	$ (4,839)
GE Capital
Financial Information For Discontinued Operations
Earnings (loss) from discontinued operations, net of taxes			(7,485)	5,860	5,540
Proceeds from Divestiture of Businesses, Net of Cash Divested			79,615	232	528
Benefit (provision) for income taxes			(4,979)	861	448
GE Capital | Other Financial Services [Member]
Financial Information For Discontinued Operations
Revenues and other income (loss)			8	23	532
Earnings (loss) from discontinued operations, net of taxes			32	92	(1,823)
Gain (loss) on disposal of discontinued operations			$ 0	$ 15	$ (1,781)

[1]	(a) Represents the adding together of all affiliated companies except GE Capital, which is presented on a one-line basis.